Accounting Policies - Subsidiaries (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Consolidated subsidiaries information
Administrative expenses		$ 12,200,090	$ 12,061,932	$ 12,189,542
Broadcasting concessions
Consolidated subsidiaries information
Renewal cost for concession	$ 5,753,349
Period for grant the authorization to property plant and equipment	30 years
Useful Lives	20 years				20 years
Empresas Cablevision. | Cable Segment
Consolidated subsidiaries information
Company's ownership interest		51.20%
Cablemas | Cable Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
Collectively TVI | Cable Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
Bestel | Cable Segment
Consolidated subsidiaries information
Company's ownership interest		66.20%
Cablecom | Cable Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
Telecable | Cable Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
FTTH de Mexico | Cable Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
CVQ | Cable and Sky
Consolidated subsidiaries information
Company's ownership interest		100.00%
Collectively sky | Sky Segment
Consolidated subsidiaries information
Company's ownership interest		58.70%
Grupo Telesistema , S.A. de C.V. | TelevisaUnivision
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary		49.70%	49.70%
Grupo Telesistema , S.A. de C.V. | Content and Other Businesses
Consolidated subsidiaries information
Company's ownership interest		100.00%
Multimedia Telecom | TelevisaUnivision
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary		43.80%	43.80%
Comunicaciones Tieren, S.A. de C.V | TelevisaUnivision
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary		3.70%	3.70%
Controladora de Juegos y Sorteos de Mxico | Other Businesses Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
Editorial Televisa | Other Businesses Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
Grupo Distribuidoras Intermex | Other Businesses Segment
Consolidated subsidiaries information
Company's ownership interest		100.00%
Villacezn, S.A. de C.V. | TelevisaUnivision
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary		2.10%	2.10%
Corporativo TD Sports, S.A. de C.V | TelevisaUnivision
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary		0.70%	0.70%